CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Capital and financial risk management
Schedule of target total debt to total debt and common shareholders' equity ratio

	December 31,	December 31,
	2018	2017
Long-term debt	$1,735.0	$1,732.6
Current portion of long-term debt	—	—
Total debt	1,735.0	1,732.6
Common shareholders’ equity	4,506.7	4,583.6
Total debt / total debt and common shareholders’ equity ratio	27.8%	27.4%
Company target	0 – 30%	0 – 30%

Currency risk
Capital and financial risk management
Schedule of risk management

		10% strengthening in	10% weakening in
		U.S. dollar	U.S. dollar
	Foreign currency net	Effect on earnings before	Effect on earnings before
	working capital	taxes, gain (loss) (a)	taxes, gain (loss) (a)
Canadian dollars	(13.9)	1.3	(1.5)
Brazilian reais	(41.8)	3.8	(4.6)
Chilean pesos	(32.1)	2.9	(3.6)
Russian roubles	22.2	(2.0)	2.5
Mauritanian ouguiya	(27.6)	2.5	(3.1)
Other (b)	(2.0)	0.2	(0.2)

(a)

As described in Note 3(ii), the Company translates its monetary assets and liabilities into U.S. dollars at the rates of exchange at the consolidated balance sheet dates. Gains and losses on translation of foreign currencies are included in earnings.

(b)	Includes Euros, Ghanaian cedi, British pounds, Australian dollars and South African rand.

At December 31, 2018, with other variables unchanged, the following represents the effect of the Company’s foreign currency hedging contracts on OCI before taxes from a 10% change in the exchange rate of the U.S. dollar against the Canadian dollar, Brazilian real and Russian rouble.

	10% strengthening in	10% weakening in
	U.S. dollar	U.S. dollar
	Effect on OCI before	Effect on OCI before
	taxes, gain (loss) (a)	taxes, gain (loss) (a)
Canadian dollars	$(6.1)	$7.6
Brazilian reais	$(18.9)	$21.8
Russian roubles	$(4.0)	$3.5

(a)	Upon maturity of these contracts, the amounts in OCI before taxes will reverse against hedged items that the contracts relate to, which may be to earnings or property, plant and equipment.

Energy price risk
Capital and financial risk management
Schedule of risk management

	10% increase in	10% decrease in
	price	price
	Effect on OCI before	Effect on OCI before
	taxes, gain (loss) (a)	taxes, gain (loss) (a)
WTI oil	$7.5	$(7.5)

(a)	Upon maturity of these contracts, the amounts in OCI before taxes will reverse against hedged items that the contracts relate to, which will be to earnings.

Liquidity risk
Capital and financial risk management
Schedule of contractual cash flow requirements for financial liabilities

		2019	2020, 2021	2022, 2023	2024+
	Total	Within 1 year (b)	2 to 3 years	4 to 5 years	More than 5 years
Long-term debt (a)	$2,588.4	$95.1	$690.1	$138.9	$1,664.3

(a)	Includes long-term debt, interest and the full face value of the senior notes.
(b)	Represents interest on long-term debt, due within the next 12 months.